Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Oct. 01, 2021
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	October 1, 2021Pioneer FundsSupplement to the Prospectus and Summary Prospectus, as in effect and as may be amended from time to time, for:FundDate of ProspectusPioneer Strategic Income FundFebruary 1, 2021Pioneer Emerging Markets Equity FundFebruary 1, 2021Pioneer Equity Income FundMarch 1, 2021Pioneer Flexible Opportunities FundMarch 1, 2021Pioneer Floating Rate FundMarch 1, 2021Pioneer Global High Yield FundMarch 1, 2021Pioneer High Yield FundMarch 1, 2021Pioneer Mid Cap Value FundMarch 1, 2021Pioneer International Equity FundApril 1, 2021Pioneer Select Mid Cap Growth FundApril 1, 2021Pioneer Core Equity FundMay 1, 2021Pioneer Intrinsic Value FundMay 7, 2021Pioneer Multi-Asset Ultrashort Income FundAugust 1, 2021Pioneer Fundamental Growth FundAugust 1, 2021Pioneer Bond FundNovember 1, 2020Pioneer Multi-Asset Income FundDecember 1, 2020Pioneer Disciplined Growth FundDecember 31, 2020Pioneer Disciplined Value FundDecember 31, 2020Pioneer Global Equity FundDecember 31, 2020Pioneer Corporate High Yield FundDecember 31, 2020Pioneer Short Term Income FundDecember 31, 2020The following supplements information in the sections entitled “Fund summary - Principal investment strategies” and “More on the fund’s investment objective(s) and strategies - Principal investment strategies” in the Prospectus and “Principal investment strategies” in the Summary Prospectus.ESG considerationsThe adviser integrates environmental, social and corporate governance (ESG) considerations into its investment research process by evaluating the business models and practices of issuers and their ESG-related risks. The adviser believes ESG analysis is a meaningful facet of fundamental research, the process of evaluating an issuer based on its financial position, business operations, competitive standing and management. This process considers ESG information, where available, in assessing an investment’s performance potential. The adviser generally considers ESG information in the context of an issuer’s respective sector or industry. The adviser may consider ESG ratings provided by third parties or internal sources, as well as issuer disclosures and public information, in evaluating issuers. ESG considerations are not a primary focus of the fund, and the weight given by the adviser to ESG considerations in making investment decisions will vary and, for any specific decision, they may be given little or no weight.32671-00-1021
©2021 Amundi Distributor US, Inc.
Underwriter of Pioneer mutual funds
Member SIPC
Pioneer Series Trust VI | Pioneer Floating Rate Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	October 1, 2021Pioneer FundsSupplement to the Prospectus and Summary Prospectus, as in effect and as may be amended from time to time, for:FundDate of ProspectusPioneer Strategic Income FundFebruary 1, 2021Pioneer Emerging Markets Equity FundFebruary 1, 2021Pioneer Equity Income FundMarch 1, 2021Pioneer Flexible Opportunities FundMarch 1, 2021Pioneer Floating Rate FundMarch 1, 2021Pioneer Global High Yield FundMarch 1, 2021Pioneer High Yield FundMarch 1, 2021Pioneer Mid Cap Value FundMarch 1, 2021Pioneer International Equity FundApril 1, 2021Pioneer Select Mid Cap Growth FundApril 1, 2021Pioneer Core Equity FundMay 1, 2021Pioneer Intrinsic Value FundMay 7, 2021Pioneer Multi-Asset Ultrashort Income FundAugust 1, 2021Pioneer Fundamental Growth FundAugust 1, 2021Pioneer Bond FundNovember 1, 2020Pioneer Multi-Asset Income FundDecember 1, 2020Pioneer Disciplined Growth FundDecember 31, 2020Pioneer Disciplined Value FundDecember 31, 2020Pioneer Global Equity FundDecember 31, 2020Pioneer Corporate High Yield FundDecember 31, 2020Pioneer Short Term Income FundDecember 31, 2020The following supplements information in the sections entitled “Fund summary - Principal investment strategies” and “More on the fund’s investment objective(s) and strategies - Principal investment strategies” in the Prospectus and “Principal investment strategies” in the Summary Prospectus.ESG considerationsThe adviser integrates environmental, social and corporate governance (ESG) considerations into its investment research process by evaluating the business models and practices of issuers and their ESG-related risks. The adviser believes ESG analysis is a meaningful facet of fundamental research, the process of evaluating an issuer based on its financial position, business operations, competitive standing and management. This process considers ESG information, where available, in assessing an investment’s performance potential. The adviser generally considers ESG information in the context of an issuer’s respective sector or industry. The adviser may consider ESG ratings provided by third parties or internal sources, as well as issuer disclosures and public information, in evaluating issuers. ESG considerations are not a primary focus of the fund, and the weight given by the adviser to ESG considerations in making investment decisions will vary and, for any specific decision, they may be given little or no weight.32671-00-1021
©2021 Amundi Distributor US, Inc.
Underwriter of Pioneer mutual funds
Member SIPC
Pioneer Series Trust VI | Pioneer Flexible Opportunities Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	October 1, 2021Pioneer FundsSupplement to the Prospectus and Summary Prospectus, as in effect and as may be amended from time to time, for:FundDate of ProspectusPioneer Strategic Income FundFebruary 1, 2021Pioneer Emerging Markets Equity FundFebruary 1, 2021Pioneer Equity Income FundMarch 1, 2021Pioneer Flexible Opportunities FundMarch 1, 2021Pioneer Floating Rate FundMarch 1, 2021Pioneer Global High Yield FundMarch 1, 2021Pioneer High Yield FundMarch 1, 2021Pioneer Mid Cap Value FundMarch 1, 2021Pioneer International Equity FundApril 1, 2021Pioneer Select Mid Cap Growth FundApril 1, 2021Pioneer Core Equity FundMay 1, 2021Pioneer Intrinsic Value FundMay 7, 2021Pioneer Multi-Asset Ultrashort Income FundAugust 1, 2021Pioneer Fundamental Growth FundAugust 1, 2021Pioneer Bond FundNovember 1, 2020Pioneer Multi-Asset Income FundDecember 1, 2020Pioneer Disciplined Growth FundDecember 31, 2020Pioneer Disciplined Value FundDecember 31, 2020Pioneer Global Equity FundDecember 31, 2020Pioneer Corporate High Yield FundDecember 31, 2020Pioneer Short Term Income FundDecember 31, 2020The following supplements information in the sections entitled “Fund summary - Principal investment strategies” and “More on the fund’s investment objective(s) and strategies - Principal investment strategies” in the Prospectus and “Principal investment strategies” in the Summary Prospectus.ESG considerationsThe adviser integrates environmental, social and corporate governance (ESG) considerations into its investment research process by evaluating the business models and practices of issuers and their ESG-related risks. The adviser believes ESG analysis is a meaningful facet of fundamental research, the process of evaluating an issuer based on its financial position, business operations, competitive standing and management. This process considers ESG information, where available, in assessing an investment’s performance potential. The adviser generally considers ESG information in the context of an issuer’s respective sector or industry. The adviser may consider ESG ratings provided by third parties or internal sources, as well as issuer disclosures and public information, in evaluating issuers. ESG considerations are not a primary focus of the fund, and the weight given by the adviser to ESG considerations in making investment decisions will vary and, for any specific decision, they may be given little or no weight.32671-00-1021
©2021 Amundi Distributor US, Inc.
Underwriter of Pioneer mutual funds
Member SIPC
PIONEER EQUITY INCOME FUND | Pioneer Equity Income Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	October 1, 2021Pioneer FundsSupplement to the Prospectus and Summary Prospectus, as in effect and as may be amended from time to time, for:FundDate of ProspectusPioneer Strategic Income FundFebruary 1, 2021Pioneer Emerging Markets Equity FundFebruary 1, 2021Pioneer Equity Income FundMarch 1, 2021Pioneer Flexible Opportunities FundMarch 1, 2021Pioneer Floating Rate FundMarch 1, 2021Pioneer Global High Yield FundMarch 1, 2021Pioneer High Yield FundMarch 1, 2021Pioneer Mid Cap Value FundMarch 1, 2021Pioneer International Equity FundApril 1, 2021Pioneer Select Mid Cap Growth FundApril 1, 2021Pioneer Core Equity FundMay 1, 2021Pioneer Intrinsic Value FundMay 7, 2021Pioneer Multi-Asset Ultrashort Income FundAugust 1, 2021Pioneer Fundamental Growth FundAugust 1, 2021Pioneer Bond FundNovember 1, 2020Pioneer Multi-Asset Income FundDecember 1, 2020Pioneer Disciplined Growth FundDecember 31, 2020Pioneer Disciplined Value FundDecember 31, 2020Pioneer Global Equity FundDecember 31, 2020Pioneer Corporate High Yield FundDecember 31, 2020Pioneer Short Term Income FundDecember 31, 2020The following supplements information in the sections entitled “Fund summary - Principal investment strategies” and “More on the fund’s investment objective(s) and strategies - Principal investment strategies” in the Prospectus and “Principal investment strategies” in the Summary Prospectus.ESG considerationsThe adviser integrates environmental, social and corporate governance (ESG) considerations into its investment research process by evaluating the business models and practices of issuers and their ESG-related risks. The adviser believes ESG analysis is a meaningful facet of fundamental research, the process of evaluating an issuer based on its financial position, business operations, competitive standing and management. This process considers ESG information, where available, in assessing an investment’s performance potential. The adviser generally considers ESG information in the context of an issuer’s respective sector or industry. The adviser may consider ESG ratings provided by third parties or internal sources, as well as issuer disclosures and public information, in evaluating issuers. ESG considerations are not a primary focus of the fund, and the weight given by the adviser to ESG considerations in making investment decisions will vary and, for any specific decision, they may be given little or no weight.32671-00-1021
©2021 Amundi Distributor US, Inc.
Underwriter of Pioneer mutual funds
Member SIPC
PIONEER SERIES TRUST X | Pioneer Corporate High Yield Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	October 1, 2021Pioneer FundsSupplement to the Prospectus and Summary Prospectus, as in effect and as may be amended from time to time, for:FundDate of ProspectusPioneer Strategic Income FundFebruary 1, 2021Pioneer Emerging Markets Equity FundFebruary 1, 2021Pioneer Equity Income FundMarch 1, 2021Pioneer Flexible Opportunities FundMarch 1, 2021Pioneer Floating Rate FundMarch 1, 2021Pioneer Global High Yield FundMarch 1, 2021Pioneer High Yield FundMarch 1, 2021Pioneer Mid Cap Value FundMarch 1, 2021Pioneer International Equity FundApril 1, 2021Pioneer Select Mid Cap Growth FundApril 1, 2021Pioneer Core Equity FundMay 1, 2021Pioneer Intrinsic Value FundMay 7, 2021Pioneer Multi-Asset Ultrashort Income FundAugust 1, 2021Pioneer Fundamental Growth FundAugust 1, 2021Pioneer Bond FundNovember 1, 2020Pioneer Multi-Asset Income FundDecember 1, 2020Pioneer Disciplined Growth FundDecember 31, 2020Pioneer Disciplined Value FundDecember 31, 2020Pioneer Global Equity FundDecember 31, 2020Pioneer Corporate High Yield FundDecember 31, 2020Pioneer Short Term Income FundDecember 31, 2020The following supplements information in the sections entitled “Fund summary - Principal investment strategies” and “More on the fund’s investment objective(s) and strategies - Principal investment strategies” in the Prospectus and “Principal investment strategies” in the Summary Prospectus.ESG considerationsThe adviser integrates environmental, social and corporate governance (ESG) considerations into its investment research process by evaluating the business models and practices of issuers and their ESG-related risks. The adviser believes ESG analysis is a meaningful facet of fundamental research, the process of evaluating an issuer based on its financial position, business operations, competitive standing and management. This process considers ESG information, where available, in assessing an investment’s performance potential. The adviser generally considers ESG information in the context of an issuer’s respective sector or industry. The adviser may consider ESG ratings provided by third parties or internal sources, as well as issuer disclosures and public information, in evaluating issuers. ESG considerations are not a primary focus of the fund, and the weight given by the adviser to ESG considerations in making investment decisions will vary and, for any specific decision, they may be given little or no weight.32671-00-1021
©2021 Amundi Distributor US, Inc.
Underwriter of Pioneer mutual funds
Member SIPC
PIONEER SERIES TRUST X | Pioneer Multi-Asset Ultrashort Income Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	October 1, 2021Pioneer FundsSupplement to the Prospectus and Summary Prospectus, as in effect and as may be amended from time to time, for:FundDate of ProspectusPioneer Strategic Income FundFebruary 1, 2021Pioneer Emerging Markets Equity FundFebruary 1, 2021Pioneer Equity Income FundMarch 1, 2021Pioneer Flexible Opportunities FundMarch 1, 2021Pioneer Floating Rate FundMarch 1, 2021Pioneer Global High Yield FundMarch 1, 2021Pioneer High Yield FundMarch 1, 2021Pioneer Mid Cap Value FundMarch 1, 2021Pioneer International Equity FundApril 1, 2021Pioneer Select Mid Cap Growth FundApril 1, 2021Pioneer Core Equity FundMay 1, 2021Pioneer Intrinsic Value FundMay 7, 2021Pioneer Multi-Asset Ultrashort Income FundAugust 1, 2021Pioneer Fundamental Growth FundAugust 1, 2021Pioneer Bond FundNovember 1, 2020Pioneer Multi-Asset Income FundDecember 1, 2020Pioneer Disciplined Growth FundDecember 31, 2020Pioneer Disciplined Value FundDecember 31, 2020Pioneer Global Equity FundDecember 31, 2020Pioneer Corporate High Yield FundDecember 31, 2020Pioneer Short Term Income FundDecember 31, 2020The following supplements information in the sections entitled “Fund summary - Principal investment strategies” and “More on the fund’s investment objective(s) and strategies - Principal investment strategies” in the Prospectus and “Principal investment strategies” in the Summary Prospectus.ESG considerationsThe adviser integrates environmental, social and corporate governance (ESG) considerations into its investment research process by evaluating the business models and practices of issuers and their ESG-related risks. The adviser believes ESG analysis is a meaningful facet of fundamental research, the process of evaluating an issuer based on its financial position, business operations, competitive standing and management. This process considers ESG information, where available, in assessing an investment’s performance potential. The adviser generally considers ESG information in the context of an issuer’s respective sector or industry. The adviser may consider ESG ratings provided by third parties or internal sources, as well as issuer disclosures and public information, in evaluating issuers. ESG considerations are not a primary focus of the fund, and the weight given by the adviser to ESG considerations in making investment decisions will vary and, for any specific decision, they may be given little or no weight.32671-00-1021
©2021 Amundi Distributor US, Inc.
Underwriter of Pioneer mutual funds
Member SIPC
PIONEER SERIES TRUST X | Pioneer Fundamental Growth Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	October 1, 2021Pioneer FundsSupplement to the Prospectus and Summary Prospectus, as in effect and as may be amended from time to time, for:FundDate of ProspectusPioneer Strategic Income FundFebruary 1, 2021Pioneer Emerging Markets Equity FundFebruary 1, 2021Pioneer Equity Income FundMarch 1, 2021Pioneer Flexible Opportunities FundMarch 1, 2021Pioneer Floating Rate FundMarch 1, 2021Pioneer Global High Yield FundMarch 1, 2021Pioneer High Yield FundMarch 1, 2021Pioneer Mid Cap Value FundMarch 1, 2021Pioneer International Equity FundApril 1, 2021Pioneer Select Mid Cap Growth FundApril 1, 2021Pioneer Core Equity FundMay 1, 2021Pioneer Intrinsic Value FundMay 7, 2021Pioneer Multi-Asset Ultrashort Income FundAugust 1, 2021Pioneer Fundamental Growth FundAugust 1, 2021Pioneer Bond FundNovember 1, 2020Pioneer Multi-Asset Income FundDecember 1, 2020Pioneer Disciplined Growth FundDecember 31, 2020Pioneer Disciplined Value FundDecember 31, 2020Pioneer Global Equity FundDecember 31, 2020Pioneer Corporate High Yield FundDecember 31, 2020Pioneer Short Term Income FundDecember 31, 2020The following supplements information in the sections entitled “Fund summary - Principal investment strategies” and “More on the fund’s investment objective(s) and strategies - Principal investment strategies” in the Prospectus and “Principal investment strategies” in the Summary Prospectus.ESG considerationsThe adviser integrates environmental, social and corporate governance (ESG) considerations into its investment research process by evaluating the business models and practices of issuers and their ESG-related risks. The adviser believes ESG analysis is a meaningful facet of fundamental research, the process of evaluating an issuer based on its financial position, business operations, competitive standing and management. This process considers ESG information, where available, in assessing an investment’s performance potential. The adviser generally considers ESG information in the context of an issuer’s respective sector or industry. The adviser may consider ESG ratings provided by third parties or internal sources, as well as issuer disclosures and public information, in evaluating issuers. ESG considerations are not a primary focus of the fund, and the weight given by the adviser to ESG considerations in making investment decisions will vary and, for any specific decision, they may be given little or no weight.32671-00-1021
©2021 Amundi Distributor US, Inc.
Underwriter of Pioneer mutual funds
Member SIPC
PIONEER SERIES TRUST XIV | Pioneer Strategic Income Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	October 1, 2021Pioneer FundsSupplement to the Prospectus and Summary Prospectus, as in effect and as may be amended from time to time, for:FundDate of ProspectusPioneer Strategic Income FundFebruary 1, 2021Pioneer Emerging Markets Equity FundFebruary 1, 2021Pioneer Equity Income FundMarch 1, 2021Pioneer Flexible Opportunities FundMarch 1, 2021Pioneer Floating Rate FundMarch 1, 2021Pioneer Global High Yield FundMarch 1, 2021Pioneer High Yield FundMarch 1, 2021Pioneer Mid Cap Value FundMarch 1, 2021Pioneer International Equity FundApril 1, 2021Pioneer Select Mid Cap Growth FundApril 1, 2021Pioneer Core Equity FundMay 1, 2021Pioneer Intrinsic Value FundMay 7, 2021Pioneer Multi-Asset Ultrashort Income FundAugust 1, 2021Pioneer Fundamental Growth FundAugust 1, 2021Pioneer Bond FundNovember 1, 2020Pioneer Multi-Asset Income FundDecember 1, 2020Pioneer Disciplined Growth FundDecember 31, 2020Pioneer Disciplined Value FundDecember 31, 2020Pioneer Global Equity FundDecember 31, 2020Pioneer Corporate High Yield FundDecember 31, 2020Pioneer Short Term Income FundDecember 31, 2020The following supplements information in the sections entitled “Fund summary - Principal investment strategies” and “More on the fund’s investment objective(s) and strategies - Principal investment strategies” in the Prospectus and “Principal investment strategies” in the Summary Prospectus.ESG considerationsThe adviser integrates environmental, social and corporate governance (ESG) considerations into its investment research process by evaluating the business models and practices of issuers and their ESG-related risks. The adviser believes ESG analysis is a meaningful facet of fundamental research, the process of evaluating an issuer based on its financial position, business operations, competitive standing and management. This process considers ESG information, where available, in assessing an investment’s performance potential. The adviser generally considers ESG information in the context of an issuer’s respective sector or industry. The adviser may consider ESG ratings provided by third parties or internal sources, as well as issuer disclosures and public information, in evaluating issuers. ESG considerations are not a primary focus of the fund, and the weight given by the adviser to ESG considerations in making investment decisions will vary and, for any specific decision, they may be given little or no weight.32671-00-1021
©2021 Amundi Distributor US, Inc.
Underwriter of Pioneer mutual funds
Member SIPC
PIONEER SERIES TRUST XIV | Pioneer Emerging Markets Equity Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	October 1, 2021Pioneer FundsSupplement to the Prospectus and Summary Prospectus, as in effect and as may be amended from time to time, for:FundDate of ProspectusPioneer Strategic Income FundFebruary 1, 2021Pioneer Emerging Markets Equity FundFebruary 1, 2021Pioneer Equity Income FundMarch 1, 2021Pioneer Flexible Opportunities FundMarch 1, 2021Pioneer Floating Rate FundMarch 1, 2021Pioneer Global High Yield FundMarch 1, 2021Pioneer High Yield FundMarch 1, 2021Pioneer Mid Cap Value FundMarch 1, 2021Pioneer International Equity FundApril 1, 2021Pioneer Select Mid Cap Growth FundApril 1, 2021Pioneer Core Equity FundMay 1, 2021Pioneer Intrinsic Value FundMay 7, 2021Pioneer Multi-Asset Ultrashort Income FundAugust 1, 2021Pioneer Fundamental Growth FundAugust 1, 2021Pioneer Bond FundNovember 1, 2020Pioneer Multi-Asset Income FundDecember 1, 2020Pioneer Disciplined Growth FundDecember 31, 2020Pioneer Disciplined Value FundDecember 31, 2020Pioneer Global Equity FundDecember 31, 2020Pioneer Corporate High Yield FundDecember 31, 2020Pioneer Short Term Income FundDecember 31, 2020The following supplements information in the sections entitled “Fund summary - Principal investment strategies” and “More on the fund’s investment objective(s) and strategies - Principal investment strategies” in the Prospectus and “Principal investment strategies” in the Summary Prospectus.ESG considerationsThe adviser integrates environmental, social and corporate governance (ESG) considerations into its investment research process by evaluating the business models and practices of issuers and their ESG-related risks. The adviser believes ESG analysis is a meaningful facet of fundamental research, the process of evaluating an issuer based on its financial position, business operations, competitive standing and management. This process considers ESG information, where available, in assessing an investment’s performance potential. The adviser generally considers ESG information in the context of an issuer’s respective sector or industry. The adviser may consider ESG ratings provided by third parties or internal sources, as well as issuer disclosures and public information, in evaluating issuers. ESG considerations are not a primary focus of the fund, and the weight given by the adviser to ESG considerations in making investment decisions will vary and, for any specific decision, they may be given little or no weight.32671-00-1021
©2021 Amundi Distributor US, Inc.
Underwriter of Pioneer mutual funds
Member SIPC
PIONEER SERIES TRUST XIV | Pioneer Intrinsic Value Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	October 1, 2021Pioneer FundsSupplement to the Prospectus and Summary Prospectus, as in effect and as may be amended from time to time, for:FundDate of ProspectusPioneer Strategic Income FundFebruary 1, 2021Pioneer Emerging Markets Equity FundFebruary 1, 2021Pioneer Equity Income FundMarch 1, 2021Pioneer Flexible Opportunities FundMarch 1, 2021Pioneer Floating Rate FundMarch 1, 2021Pioneer Global High Yield FundMarch 1, 2021Pioneer High Yield FundMarch 1, 2021Pioneer Mid Cap Value FundMarch 1, 2021Pioneer International Equity FundApril 1, 2021Pioneer Select Mid Cap Growth FundApril 1, 2021Pioneer Core Equity FundMay 1, 2021Pioneer Intrinsic Value FundMay 7, 2021Pioneer Multi-Asset Ultrashort Income FundAugust 1, 2021Pioneer Fundamental Growth FundAugust 1, 2021Pioneer Bond FundNovember 1, 2020Pioneer Multi-Asset Income FundDecember 1, 2020Pioneer Disciplined Growth FundDecember 31, 2020Pioneer Disciplined Value FundDecember 31, 2020Pioneer Global Equity FundDecember 31, 2020Pioneer Corporate High Yield FundDecember 31, 2020Pioneer Short Term Income FundDecember 31, 2020The following supplements information in the sections entitled “Fund summary - Principal investment strategies” and “More on the fund’s investment objective(s) and strategies - Principal investment strategies” in the Prospectus and “Principal investment strategies” in the Summary Prospectus.ESG considerationsThe adviser integrates environmental, social and corporate governance (ESG) considerations into its investment research process by evaluating the business models and practices of issuers and their ESG-related risks. The adviser believes ESG analysis is a meaningful facet of fundamental research, the process of evaluating an issuer based on its financial position, business operations, competitive standing and management. This process considers ESG information, where available, in assessing an investment’s performance potential. The adviser generally considers ESG information in the context of an issuer’s respective sector or industry. The adviser may consider ESG ratings provided by third parties or internal sources, as well as issuer disclosures and public information, in evaluating issuers. ESG considerations are not a primary focus of the fund, and the weight given by the adviser to ESG considerations in making investment decisions will vary and, for any specific decision, they may be given little or no weight.32671-00-1021
©2021 Amundi Distributor US, Inc.
Underwriter of Pioneer mutual funds
Member SIPC
PIONEER SERIES TRUST XII | Pioneer Disciplined Growth Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	October 1, 2021Pioneer FundsSupplement to the Prospectus and Summary Prospectus, as in effect and as may be amended from time to time, for:FundDate of ProspectusPioneer Strategic Income FundFebruary 1, 2021Pioneer Emerging Markets Equity FundFebruary 1, 2021Pioneer Equity Income FundMarch 1, 2021Pioneer Flexible Opportunities FundMarch 1, 2021Pioneer Floating Rate FundMarch 1, 2021Pioneer Global High Yield FundMarch 1, 2021Pioneer High Yield FundMarch 1, 2021Pioneer Mid Cap Value FundMarch 1, 2021Pioneer International Equity FundApril 1, 2021Pioneer Select Mid Cap Growth FundApril 1, 2021Pioneer Core Equity FundMay 1, 2021Pioneer Intrinsic Value FundMay 7, 2021Pioneer Multi-Asset Ultrashort Income FundAugust 1, 2021Pioneer Fundamental Growth FundAugust 1, 2021Pioneer Bond FundNovember 1, 2020Pioneer Multi-Asset Income FundDecember 1, 2020Pioneer Disciplined Growth FundDecember 31, 2020Pioneer Disciplined Value FundDecember 31, 2020Pioneer Global Equity FundDecember 31, 2020Pioneer Corporate High Yield FundDecember 31, 2020Pioneer Short Term Income FundDecember 31, 2020The following supplements information in the sections entitled “Fund summary - Principal investment strategies” and “More on the fund’s investment objective(s) and strategies - Principal investment strategies” in the Prospectus and “Principal investment strategies” in the Summary Prospectus.ESG considerationsThe adviser integrates environmental, social and corporate governance (ESG) considerations into its investment research process by evaluating the business models and practices of issuers and their ESG-related risks. The adviser believes ESG analysis is a meaningful facet of fundamental research, the process of evaluating an issuer based on its financial position, business operations, competitive standing and management. This process considers ESG information, where available, in assessing an investment’s performance potential. The adviser generally considers ESG information in the context of an issuer’s respective sector or industry. The adviser may consider ESG ratings provided by third parties or internal sources, as well as issuer disclosures and public information, in evaluating issuers. ESG considerations are not a primary focus of the fund, and the weight given by the adviser to ESG considerations in making investment decisions will vary and, for any specific decision, they may be given little or no weight.32671-00-1021
©2021 Amundi Distributor US, Inc.
Underwriter of Pioneer mutual funds
Member SIPC
PIONEER SERIES TRUST XI | Pioneer Core Equity Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	October 1, 2021Pioneer FundsSupplement to the Prospectus and Summary Prospectus, as in effect and as may be amended from time to time, for:FundDate of ProspectusPioneer Strategic Income FundFebruary 1, 2021Pioneer Emerging Markets Equity FundFebruary 1, 2021Pioneer Equity Income FundMarch 1, 2021Pioneer Flexible Opportunities FundMarch 1, 2021Pioneer Floating Rate FundMarch 1, 2021Pioneer Global High Yield FundMarch 1, 2021Pioneer High Yield FundMarch 1, 2021Pioneer Mid Cap Value FundMarch 1, 2021Pioneer International Equity FundApril 1, 2021Pioneer Select Mid Cap Growth FundApril 1, 2021Pioneer Core Equity FundMay 1, 2021Pioneer Intrinsic Value FundMay 7, 2021Pioneer Multi-Asset Ultrashort Income FundAugust 1, 2021Pioneer Fundamental Growth FundAugust 1, 2021Pioneer Bond FundNovember 1, 2020Pioneer Multi-Asset Income FundDecember 1, 2020Pioneer Disciplined Growth FundDecember 31, 2020Pioneer Disciplined Value FundDecember 31, 2020Pioneer Global Equity FundDecember 31, 2020Pioneer Corporate High Yield FundDecember 31, 2020Pioneer Short Term Income FundDecember 31, 2020The following supplements information in the sections entitled “Fund summary - Principal investment strategies” and “More on the fund’s investment objective(s) and strategies - Principal investment strategies” in the Prospectus and “Principal investment strategies” in the Summary Prospectus.ESG considerationsThe adviser integrates environmental, social and corporate governance (ESG) considerations into its investment research process by evaluating the business models and practices of issuers and their ESG-related risks. The adviser believes ESG analysis is a meaningful facet of fundamental research, the process of evaluating an issuer based on its financial position, business operations, competitive standing and management. This process considers ESG information, where available, in assessing an investment’s performance potential. The adviser generally considers ESG information in the context of an issuer’s respective sector or industry. The adviser may consider ESG ratings provided by third parties or internal sources, as well as issuer disclosures and public information, in evaluating issuers. ESG considerations are not a primary focus of the fund, and the weight given by the adviser to ESG considerations in making investment decisions will vary and, for any specific decision, they may be given little or no weight.32671-00-1021
©2021 Amundi Distributor US, Inc.
Underwriter of Pioneer mutual funds
Member SIPC
PIONEER MID CAP VALUE FUND | Pioneer Mid Cap Value Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	October 1, 2021Pioneer FundsSupplement to the Prospectus and Summary Prospectus, as in effect and as may be amended from time to time, for:FundDate of ProspectusPioneer Strategic Income FundFebruary 1, 2021Pioneer Emerging Markets Equity FundFebruary 1, 2021Pioneer Equity Income FundMarch 1, 2021Pioneer Flexible Opportunities FundMarch 1, 2021Pioneer Floating Rate FundMarch 1, 2021Pioneer Global High Yield FundMarch 1, 2021Pioneer High Yield FundMarch 1, 2021Pioneer Mid Cap Value FundMarch 1, 2021Pioneer International Equity FundApril 1, 2021Pioneer Select Mid Cap Growth FundApril 1, 2021Pioneer Core Equity FundMay 1, 2021Pioneer Intrinsic Value FundMay 7, 2021Pioneer Multi-Asset Ultrashort Income FundAugust 1, 2021Pioneer Fundamental Growth FundAugust 1, 2021Pioneer Bond FundNovember 1, 2020Pioneer Multi-Asset Income FundDecember 1, 2020Pioneer Disciplined Growth FundDecember 31, 2020Pioneer Disciplined Value FundDecember 31, 2020Pioneer Global Equity FundDecember 31, 2020Pioneer Corporate High Yield FundDecember 31, 2020Pioneer Short Term Income FundDecember 31, 2020The following supplements information in the sections entitled “Fund summary - Principal investment strategies” and “More on the fund’s investment objective(s) and strategies - Principal investment strategies” in the Prospectus and “Principal investment strategies” in the Summary Prospectus.ESG considerationsThe adviser integrates environmental, social and corporate governance (ESG) considerations into its investment research process by evaluating the business models and practices of issuers and their ESG-related risks. The adviser believes ESG analysis is a meaningful facet of fundamental research, the process of evaluating an issuer based on its financial position, business operations, competitive standing and management. This process considers ESG information, where available, in assessing an investment’s performance potential. The adviser generally considers ESG information in the context of an issuer’s respective sector or industry. The adviser may consider ESG ratings provided by third parties or internal sources, as well as issuer disclosures and public information, in evaluating issuers. ESG considerations are not a primary focus of the fund, and the weight given by the adviser to ESG considerations in making investment decisions will vary and, for any specific decision, they may be given little or no weight.32671-00-1021
©2021 Amundi Distributor US, Inc.
Underwriter of Pioneer mutual funds
Member SIPC
PIONEER HIGH YIELD FUND | Pioneer High Yield Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	October 1, 2021Pioneer FundsSupplement to the Prospectus and Summary Prospectus, as in effect and as may be amended from time to time, for:FundDate of ProspectusPioneer Strategic Income FundFebruary 1, 2021Pioneer Emerging Markets Equity FundFebruary 1, 2021Pioneer Equity Income FundMarch 1, 2021Pioneer Flexible Opportunities FundMarch 1, 2021Pioneer Floating Rate FundMarch 1, 2021Pioneer Global High Yield FundMarch 1, 2021Pioneer High Yield FundMarch 1, 2021Pioneer Mid Cap Value FundMarch 1, 2021Pioneer International Equity FundApril 1, 2021Pioneer Select Mid Cap Growth FundApril 1, 2021Pioneer Core Equity FundMay 1, 2021Pioneer Intrinsic Value FundMay 7, 2021Pioneer Multi-Asset Ultrashort Income FundAugust 1, 2021Pioneer Fundamental Growth FundAugust 1, 2021Pioneer Bond FundNovember 1, 2020Pioneer Multi-Asset Income FundDecember 1, 2020Pioneer Disciplined Growth FundDecember 31, 2020Pioneer Disciplined Value FundDecember 31, 2020Pioneer Global Equity FundDecember 31, 2020Pioneer Corporate High Yield FundDecember 31, 2020Pioneer Short Term Income FundDecember 31, 2020The following supplements information in the sections entitled “Fund summary - Principal investment strategies” and “More on the fund’s investment objective(s) and strategies - Principal investment strategies” in the Prospectus and “Principal investment strategies” in the Summary Prospectus.ESG considerationsThe adviser integrates environmental, social and corporate governance (ESG) considerations into its investment research process by evaluating the business models and practices of issuers and their ESG-related risks. The adviser believes ESG analysis is a meaningful facet of fundamental research, the process of evaluating an issuer based on its financial position, business operations, competitive standing and management. This process considers ESG information, where available, in assessing an investment’s performance potential. The adviser generally considers ESG information in the context of an issuer’s respective sector or industry. The adviser may consider ESG ratings provided by third parties or internal sources, as well as issuer disclosures and public information, in evaluating issuers. ESG considerations are not a primary focus of the fund, and the weight given by the adviser to ESG considerations in making investment decisions will vary and, for any specific decision, they may be given little or no weight.32671-00-1021
©2021 Amundi Distributor US, Inc.
Underwriter of Pioneer mutual funds
Member SIPC
Pioneer Series Trust V | Pioneer Global Equity Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	October 1, 2021Pioneer FundsSupplement to the Prospectus and Summary Prospectus, as in effect and as may be amended from time to time, for:FundDate of ProspectusPioneer Strategic Income FundFebruary 1, 2021Pioneer Emerging Markets Equity FundFebruary 1, 2021Pioneer Equity Income FundMarch 1, 2021Pioneer Flexible Opportunities FundMarch 1, 2021Pioneer Floating Rate FundMarch 1, 2021Pioneer Global High Yield FundMarch 1, 2021Pioneer High Yield FundMarch 1, 2021Pioneer Mid Cap Value FundMarch 1, 2021Pioneer International Equity FundApril 1, 2021Pioneer Select Mid Cap Growth FundApril 1, 2021Pioneer Core Equity FundMay 1, 2021Pioneer Intrinsic Value FundMay 7, 2021Pioneer Multi-Asset Ultrashort Income FundAugust 1, 2021Pioneer Fundamental Growth FundAugust 1, 2021Pioneer Bond FundNovember 1, 2020Pioneer Multi-Asset Income FundDecember 1, 2020Pioneer Disciplined Growth FundDecember 31, 2020Pioneer Disciplined Value FundDecember 31, 2020Pioneer Global Equity FundDecember 31, 2020Pioneer Corporate High Yield FundDecember 31, 2020Pioneer Short Term Income FundDecember 31, 2020The following supplements information in the sections entitled “Fund summary - Principal investment strategies” and “More on the fund’s investment objective(s) and strategies - Principal investment strategies” in the Prospectus and “Principal investment strategies” in the Summary Prospectus.ESG considerationsThe adviser integrates environmental, social and corporate governance (ESG) considerations into its investment research process by evaluating the business models and practices of issuers and their ESG-related risks. The adviser believes ESG analysis is a meaningful facet of fundamental research, the process of evaluating an issuer based on its financial position, business operations, competitive standing and management. This process considers ESG information, where available, in assessing an investment’s performance potential. The adviser generally considers ESG information in the context of an issuer’s respective sector or industry. The adviser may consider ESG ratings provided by third parties or internal sources, as well as issuer disclosures and public information, in evaluating issuers. ESG considerations are not a primary focus of the fund, and the weight given by the adviser to ESG considerations in making investment decisions will vary and, for any specific decision, they may be given little or no weight.32671-00-1021
©2021 Amundi Distributor US, Inc.
Underwriter of Pioneer mutual funds
Member SIPC
Pioneer Series Trust IV | Pioneer Multi-Asset Income Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	October 1, 2021Pioneer FundsSupplement to the Prospectus and Summary Prospectus, as in effect and as may be amended from time to time, for:FundDate of ProspectusPioneer Strategic Income FundFebruary 1, 2021Pioneer Emerging Markets Equity FundFebruary 1, 2021Pioneer Equity Income FundMarch 1, 2021Pioneer Flexible Opportunities FundMarch 1, 2021Pioneer Floating Rate FundMarch 1, 2021Pioneer Global High Yield FundMarch 1, 2021Pioneer High Yield FundMarch 1, 2021Pioneer Mid Cap Value FundMarch 1, 2021Pioneer International Equity FundApril 1, 2021Pioneer Select Mid Cap Growth FundApril 1, 2021Pioneer Core Equity FundMay 1, 2021Pioneer Intrinsic Value FundMay 7, 2021Pioneer Multi-Asset Ultrashort Income FundAugust 1, 2021Pioneer Fundamental Growth FundAugust 1, 2021Pioneer Bond FundNovember 1, 2020Pioneer Multi-Asset Income FundDecember 1, 2020Pioneer Disciplined Growth FundDecember 31, 2020Pioneer Disciplined Value FundDecember 31, 2020Pioneer Global Equity FundDecember 31, 2020Pioneer Corporate High Yield FundDecember 31, 2020Pioneer Short Term Income FundDecember 31, 2020The following supplements information in the sections entitled “Fund summary - Principal investment strategies” and “More on the fund’s investment objective(s) and strategies - Principal investment strategies” in the Prospectus and “Principal investment strategies” in the Summary Prospectus.ESG considerationsThe adviser integrates environmental, social and corporate governance (ESG) considerations into its investment research process by evaluating the business models and practices of issuers and their ESG-related risks. The adviser believes ESG analysis is a meaningful facet of fundamental research, the process of evaluating an issuer based on its financial position, business operations, competitive standing and management. This process considers ESG information, where available, in assessing an investment’s performance potential. The adviser generally considers ESG information in the context of an issuer’s respective sector or industry. The adviser may consider ESG ratings provided by third parties or internal sources, as well as issuer disclosures and public information, in evaluating issuers. ESG considerations are not a primary focus of the fund, and the weight given by the adviser to ESG considerations in making investment decisions will vary and, for any specific decision, they may be given little or no weight.32671-00-1021
©2021 Amundi Distributor US, Inc.
Underwriter of Pioneer mutual funds
Member SIPC
PIONEER SERIES TRUST VII | Pioneer Global High Yield Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	October 1, 2021Pioneer FundsSupplement to the Prospectus and Summary Prospectus, as in effect and as may be amended from time to time, for:FundDate of ProspectusPioneer Strategic Income FundFebruary 1, 2021Pioneer Emerging Markets Equity FundFebruary 1, 2021Pioneer Equity Income FundMarch 1, 2021Pioneer Flexible Opportunities FundMarch 1, 2021Pioneer Floating Rate FundMarch 1, 2021Pioneer Global High Yield FundMarch 1, 2021Pioneer High Yield FundMarch 1, 2021Pioneer Mid Cap Value FundMarch 1, 2021Pioneer International Equity FundApril 1, 2021Pioneer Select Mid Cap Growth FundApril 1, 2021Pioneer Core Equity FundMay 1, 2021Pioneer Intrinsic Value FundMay 7, 2021Pioneer Multi-Asset Ultrashort Income FundAugust 1, 2021Pioneer Fundamental Growth FundAugust 1, 2021Pioneer Bond FundNovember 1, 2020Pioneer Multi-Asset Income FundDecember 1, 2020Pioneer Disciplined Growth FundDecember 31, 2020Pioneer Disciplined Value FundDecember 31, 2020Pioneer Global Equity FundDecember 31, 2020Pioneer Corporate High Yield FundDecember 31, 2020Pioneer Short Term Income FundDecember 31, 2020The following supplements information in the sections entitled “Fund summary - Principal investment strategies” and “More on the fund’s investment objective(s) and strategies - Principal investment strategies” in the Prospectus and “Principal investment strategies” in the Summary Prospectus.ESG considerationsThe adviser integrates environmental, social and corporate governance (ESG) considerations into its investment research process by evaluating the business models and practices of issuers and their ESG-related risks. The adviser believes ESG analysis is a meaningful facet of fundamental research, the process of evaluating an issuer based on its financial position, business operations, competitive standing and management. This process considers ESG information, where available, in assessing an investment’s performance potential. The adviser generally considers ESG information in the context of an issuer’s respective sector or industry. The adviser may consider ESG ratings provided by third parties or internal sources, as well as issuer disclosures and public information, in evaluating issuers. ESG considerations are not a primary focus of the fund, and the weight given by the adviser to ESG considerations in making investment decisions will vary and, for any specific decision, they may be given little or no weight.32671-00-1021
©2021 Amundi Distributor US, Inc.
Underwriter of Pioneer mutual funds
Member SIPC
PIONEER SERIES TRUST II | Pioneer Select Mid Cap Growth Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	October 1, 2021Pioneer FundsSupplement to the Prospectus and Summary Prospectus, as in effect and as may be amended from time to time, for:FundDate of ProspectusPioneer Strategic Income FundFebruary 1, 2021Pioneer Emerging Markets Equity FundFebruary 1, 2021Pioneer Equity Income FundMarch 1, 2021Pioneer Flexible Opportunities FundMarch 1, 2021Pioneer Floating Rate FundMarch 1, 2021Pioneer Global High Yield FundMarch 1, 2021Pioneer High Yield FundMarch 1, 2021Pioneer Mid Cap Value FundMarch 1, 2021Pioneer International Equity FundApril 1, 2021Pioneer Select Mid Cap Growth FundApril 1, 2021Pioneer Core Equity FundMay 1, 2021Pioneer Intrinsic Value FundMay 7, 2021Pioneer Multi-Asset Ultrashort Income FundAugust 1, 2021Pioneer Fundamental Growth FundAugust 1, 2021Pioneer Bond FundNovember 1, 2020Pioneer Multi-Asset Income FundDecember 1, 2020Pioneer Disciplined Growth FundDecember 31, 2020Pioneer Disciplined Value FundDecember 31, 2020Pioneer Global Equity FundDecember 31, 2020Pioneer Corporate High Yield FundDecember 31, 2020Pioneer Short Term Income FundDecember 31, 2020The following supplements information in the sections entitled “Fund summary - Principal investment strategies” and “More on the fund’s investment objective(s) and strategies - Principal investment strategies” in the Prospectus and “Principal investment strategies” in the Summary Prospectus.ESG considerationsThe adviser integrates environmental, social and corporate governance (ESG) considerations into its investment research process by evaluating the business models and practices of issuers and their ESG-related risks. The adviser believes ESG analysis is a meaningful facet of fundamental research, the process of evaluating an issuer based on its financial position, business operations, competitive standing and management. This process considers ESG information, where available, in assessing an investment’s performance potential. The adviser generally considers ESG information in the context of an issuer’s respective sector or industry. The adviser may consider ESG ratings provided by third parties or internal sources, as well as issuer disclosures and public information, in evaluating issuers. ESG considerations are not a primary focus of the fund, and the weight given by the adviser to ESG considerations in making investment decisions will vary and, for any specific decision, they may be given little or no weight.32671-00-1021
©2021 Amundi Distributor US, Inc.
Underwriter of Pioneer mutual funds
Member SIPC
PIONEER SHORT TERM INCOME FUND | Pioneer Short Term Income Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	October 1, 2021Pioneer FundsSupplement to the Prospectus and Summary Prospectus, as in effect and as may be amended from time to time, for:FundDate of ProspectusPioneer Strategic Income FundFebruary 1, 2021Pioneer Emerging Markets Equity FundFebruary 1, 2021Pioneer Equity Income FundMarch 1, 2021Pioneer Flexible Opportunities FundMarch 1, 2021Pioneer Floating Rate FundMarch 1, 2021Pioneer Global High Yield FundMarch 1, 2021Pioneer High Yield FundMarch 1, 2021Pioneer Mid Cap Value FundMarch 1, 2021Pioneer International Equity FundApril 1, 2021Pioneer Select Mid Cap Growth FundApril 1, 2021Pioneer Core Equity FundMay 1, 2021Pioneer Intrinsic Value FundMay 7, 2021Pioneer Multi-Asset Ultrashort Income FundAugust 1, 2021Pioneer Fundamental Growth FundAugust 1, 2021Pioneer Bond FundNovember 1, 2020Pioneer Multi-Asset Income FundDecember 1, 2020Pioneer Disciplined Growth FundDecember 31, 2020Pioneer Disciplined Value FundDecember 31, 2020Pioneer Global Equity FundDecember 31, 2020Pioneer Corporate High Yield FundDecember 31, 2020Pioneer Short Term Income FundDecember 31, 2020The following supplements information in the sections entitled “Fund summary - Principal investment strategies” and “More on the fund’s investment objective(s) and strategies - Principal investment strategies” in the Prospectus and “Principal investment strategies” in the Summary Prospectus.ESG considerationsThe adviser integrates environmental, social and corporate governance (ESG) considerations into its investment research process by evaluating the business models and practices of issuers and their ESG-related risks. The adviser believes ESG analysis is a meaningful facet of fundamental research, the process of evaluating an issuer based on its financial position, business operations, competitive standing and management. This process considers ESG information, where available, in assessing an investment’s performance potential. The adviser generally considers ESG information in the context of an issuer’s respective sector or industry. The adviser may consider ESG ratings provided by third parties or internal sources, as well as issuer disclosures and public information, in evaluating issuers. ESG considerations are not a primary focus of the fund, and the weight given by the adviser to ESG considerations in making investment decisions will vary and, for any specific decision, they may be given little or no weight.32671-00-1021
©2021 Amundi Distributor US, Inc.
Underwriter of Pioneer mutual funds
Member SIPC
PIONEER SERIES TRUST VIII | Pioneer International Equity Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	October 1, 2021Pioneer FundsSupplement to the Prospectus and Summary Prospectus, as in effect and as may be amended from time to time, for:FundDate of ProspectusPioneer Strategic Income FundFebruary 1, 2021Pioneer Emerging Markets Equity FundFebruary 1, 2021Pioneer Equity Income FundMarch 1, 2021Pioneer Flexible Opportunities FundMarch 1, 2021Pioneer Floating Rate FundMarch 1, 2021Pioneer Global High Yield FundMarch 1, 2021Pioneer High Yield FundMarch 1, 2021Pioneer Mid Cap Value FundMarch 1, 2021Pioneer International Equity FundApril 1, 2021Pioneer Select Mid Cap Growth FundApril 1, 2021Pioneer Core Equity FundMay 1, 2021Pioneer Intrinsic Value FundMay 7, 2021Pioneer Multi-Asset Ultrashort Income FundAugust 1, 2021Pioneer Fundamental Growth FundAugust 1, 2021Pioneer Bond FundNovember 1, 2020Pioneer Multi-Asset Income FundDecember 1, 2020Pioneer Disciplined Growth FundDecember 31, 2020Pioneer Disciplined Value FundDecember 31, 2020Pioneer Global Equity FundDecember 31, 2020Pioneer Corporate High Yield FundDecember 31, 2020Pioneer Short Term Income FundDecember 31, 2020The following supplements information in the sections entitled “Fund summary - Principal investment strategies” and “More on the fund’s investment objective(s) and strategies - Principal investment strategies” in the Prospectus and “Principal investment strategies” in the Summary Prospectus.ESG considerationsThe adviser integrates environmental, social and corporate governance (ESG) considerations into its investment research process by evaluating the business models and practices of issuers and their ESG-related risks. The adviser believes ESG analysis is a meaningful facet of fundamental research, the process of evaluating an issuer based on its financial position, business operations, competitive standing and management. This process considers ESG information, where available, in assessing an investment’s performance potential. The adviser generally considers ESG information in the context of an issuer’s respective sector or industry. The adviser may consider ESG ratings provided by third parties or internal sources, as well as issuer disclosures and public information, in evaluating issuers. ESG considerations are not a primary focus of the fund, and the weight given by the adviser to ESG considerations in making investment decisions will vary and, for any specific decision, they may be given little or no weight.32671-00-1021
©2021 Amundi Distributor US, Inc.
Underwriter of Pioneer mutual funds
Member SIPC
Pioneer Series Trust III | Pioneer Disciplined Value Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	October 1, 2021Pioneer FundsSupplement to the Prospectus and Summary Prospectus, as in effect and as may be amended from time to time, for:FundDate of ProspectusPioneer Strategic Income FundFebruary 1, 2021Pioneer Emerging Markets Equity FundFebruary 1, 2021Pioneer Equity Income FundMarch 1, 2021Pioneer Flexible Opportunities FundMarch 1, 2021Pioneer Floating Rate FundMarch 1, 2021Pioneer Global High Yield FundMarch 1, 2021Pioneer High Yield FundMarch 1, 2021Pioneer Mid Cap Value FundMarch 1, 2021Pioneer International Equity FundApril 1, 2021Pioneer Select Mid Cap Growth FundApril 1, 2021Pioneer Core Equity FundMay 1, 2021Pioneer Intrinsic Value FundMay 7, 2021Pioneer Multi-Asset Ultrashort Income FundAugust 1, 2021Pioneer Fundamental Growth FundAugust 1, 2021Pioneer Bond FundNovember 1, 2020Pioneer Multi-Asset Income FundDecember 1, 2020Pioneer Disciplined Growth FundDecember 31, 2020Pioneer Disciplined Value FundDecember 31, 2020Pioneer Global Equity FundDecember 31, 2020Pioneer Corporate High Yield FundDecember 31, 2020Pioneer Short Term Income FundDecember 31, 2020The following supplements information in the sections entitled “Fund summary - Principal investment strategies” and “More on the fund’s investment objective(s) and strategies - Principal investment strategies” in the Prospectus and “Principal investment strategies” in the Summary Prospectus.ESG considerationsThe adviser integrates environmental, social and corporate governance (ESG) considerations into its investment research process by evaluating the business models and practices of issuers and their ESG-related risks. The adviser believes ESG analysis is a meaningful facet of fundamental research, the process of evaluating an issuer based on its financial position, business operations, competitive standing and management. This process considers ESG information, where available, in assessing an investment’s performance potential. The adviser generally considers ESG information in the context of an issuer’s respective sector or industry. The adviser may consider ESG ratings provided by third parties or internal sources, as well as issuer disclosures and public information, in evaluating issuers. ESG considerations are not a primary focus of the fund, and the weight given by the adviser to ESG considerations in making investment decisions will vary and, for any specific decision, they may be given little or no weight.32671-00-1021
©2021 Amundi Distributor US, Inc.
Underwriter of Pioneer mutual funds
Member SIPC
PIONEER BOND FUND /DE/ | Pioneer Bond Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	October 1, 2021Pioneer FundsSupplement to the Prospectus and Summary Prospectus, as in effect and as may be amended from time to time, for:FundDate of ProspectusPioneer Strategic Income FundFebruary 1, 2021Pioneer Emerging Markets Equity FundFebruary 1, 2021Pioneer Equity Income FundMarch 1, 2021Pioneer Flexible Opportunities FundMarch 1, 2021Pioneer Floating Rate FundMarch 1, 2021Pioneer Global High Yield FundMarch 1, 2021Pioneer High Yield FundMarch 1, 2021Pioneer Mid Cap Value FundMarch 1, 2021Pioneer International Equity FundApril 1, 2021Pioneer Select Mid Cap Growth FundApril 1, 2021Pioneer Core Equity FundMay 1, 2021Pioneer Intrinsic Value FundMay 7, 2021Pioneer Multi-Asset Ultrashort Income FundAugust 1, 2021Pioneer Fundamental Growth FundAugust 1, 2021Pioneer Bond FundNovember 1, 2020Pioneer Multi-Asset Income FundDecember 1, 2020Pioneer Disciplined Growth FundDecember 31, 2020Pioneer Disciplined Value FundDecember 31, 2020Pioneer Global Equity FundDecember 31, 2020Pioneer Corporate High Yield FundDecember 31, 2020Pioneer Short Term Income FundDecember 31, 2020The following supplements information in the sections entitled “Fund summary - Principal investment strategies” and “More on the fund’s investment objective(s) and strategies - Principal investment strategies” in the Prospectus and “Principal investment strategies” in the Summary Prospectus.ESG considerationsThe adviser integrates environmental, social and corporate governance (ESG) considerations into its investment research process by evaluating the business models and practices of issuers and their ESG-related risks. The adviser believes ESG analysis is a meaningful facet of fundamental research, the process of evaluating an issuer based on its financial position, business operations, competitive standing and management. This process considers ESG information, where available, in assessing an investment’s performance potential. The adviser generally considers ESG information in the context of an issuer’s respective sector or industry. The adviser may consider ESG ratings provided by third parties or internal sources, as well as issuer disclosures and public information, in evaluating issuers. ESG considerations are not a primary focus of the fund, and the weight given by the adviser to ESG considerations in making investment decisions will vary and, for any specific decision, they may be given little or no weight.32671-00-1021
©2021 Amundi Distributor US, Inc.
Underwriter of Pioneer mutual funds
Member SIPC